CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 348,363	$ 339,201	$ 232,985
Cost of Revenues	(235,363)	(217,574)	(153,131)
Gross Profit	113,000	121,627	79,854
R&D expenses:
Expenses incurred	32,296	35,076	22,194
Less - grants	3,055	3,375	3,249
Research and development expenses	29,241	31,701	18,945
Selling and marketing	42,631	46,523	33,396
General and administrative	34,075	36,005	29,844
Costs related to acquisition transactions		256	3,842
Impairment of goodwill and intangible assets and restructuring costs	32,194	19,478
Operating income (loss)	(25,141)	(12,336)	(6,173)
Financial expenses, net	(2,642)	(1,931)	(557)
Other income	2,729	8,074	37,360
Loss before taxes	(25,054)	(6,193)	30,630
Tax benefit	(1,862)	(343)	11
Net loss	(23,192)	(5,850)	30,619
Depreciation and amortization expenses	22,582	24,121	14,794
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues	158,882	117,185	100,932
Cost of Revenues	97,310	61,363	47,543
Gross Profit	61,572	55,822	53,389
R&D expenses:
Expenses incurred	19,561	19,210	17,981
Less - grants	2,261	2,775	2,816
Research and development expenses	17,300	16,435	15,165
Selling and marketing	24,184	22,262	19,554
General and administrative	11,221	11,666	10,074
Costs related to acquisition transactions		39
Impairment of goodwill and intangible assets and restructuring costs	219	78
Operating income (loss)	8,648	5,342	8,596
Depreciation and amortization expenses	4,960	4,755	5,406
Defense [Member]
Segment Reporting Information [Line Items]
Revenues	55,371	79,252	19,499
Cost of Revenues	40,998	51,401	11,214
Gross Profit	14,373	27,851	8,285
R&D expenses:
Expenses incurred	12,735	15,866	4,213
Less - grants	794	600	433
Research and development expenses	11,941	15,266	3,780
Selling and marketing	9,128	10,973	2,695
General and administrative	4,940	6,348	3,089
Costs related to acquisition transactions			3,842
Impairment of goodwill and intangible assets and restructuring costs	31,975	18,166
Operating income (loss)	(43,611)	(22,902)	(5,121)
Depreciation and amortization expenses	9,723	10,115	1,950
Services [Member]
Segment Reporting Information [Line Items]
Revenues	134,110	142,764	112,554
Cost of Revenues	97,055	104,810	94,374
Gross Profit	37,055	37,954	18,180
R&D expenses:
Expenses incurred
Less - grants
Research and development expenses
Selling and marketing	9,319	13,288	11,147
General and administrative	17,914	17,991	16,681
Costs related to acquisition transactions		217
Impairment of goodwill and intangible assets and restructuring costs		1,234
Operating income (loss)	9,822	5,224	(9,648)
Depreciation and amortization expenses	$ 7,899	$ 9,251	$ 7,438